Share capital (Narrative) (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 24, 2021 USD ($)	Mar. 26, 2021 USD ($)	Sep. 25, 2020 USD ($)	Mar. 27, 2020 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Dividends declared, amount per share | $ / shares					$ 0.01
Dividends paid | $	$ 2,056	$ 2,090	$ 1,979	$ 1,804		$ 4,146	$ 3,783